Distribution Date:	08/17/26	BANK5 2024-5YR10
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Wells Fargo Commercial Mortgage Securities, Inc.
2024-5YR10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra	cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Trimont LLC
Mortgage Loan Detail (Part 1)	13-14		Attention: CMBS Servicing	commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 2)	15-16
		Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	17
			General
Historical Detail	18		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	19	Operating Advisor & Asset	BellOak, LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
			Attention: Reporting	Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 1	21
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06604AAB0	4.430000%	8,457,000.00	5,573,907.83	132,446.00	20,577.01	0.00	0.00	153,023.01	5,441,461.83	30.11%	30.00%
A-2	06604AAD6	4.830000%	125,000,000.00	125,000,000.00	0.00	503,125.00	0.00	0.00	503,125.00	125,000,000.00	30.11%	30.00%
A-3	06604AAF1	5.302000%	432,149,000.00	432,149,000.00	0.00	1,909,378.33	0.00	0.00	1,909,378.33	432,149,000.00	30.11%	30.00%
A-S	06604AAM6	5.637000%	94,941,000.00	94,941,000.00	0.00	445,985.35	0.00	0.00	445,985.35	94,941,000.00	18.32%	18.25%
B	06604AAP9	6.140000%	39,391,000.00	39,391,000.00	0.00	201,550.62	0.00	0.00	201,550.62	39,391,000.00	13.43%	13.38%
C	06604AAR5	5.743000%	29,290,000.00	29,290,000.00	0.00	140,177.06	0.00	0.00	140,177.06	29,290,000.00	9.79%	9.75%
D	06604AAY0	4.000000%	12,120,000.00	12,120,000.00	0.00	40,400.00	0.00	0.00	40,400.00	12,120,000.00	8.28%	8.25%
E	06604ABA1	4.000000%	8,080,000.00	8,080,000.00	0.00	26,933.33	0.00	0.00	26,933.33	8,080,000.00	7.28%	7.25%
F	06604ABC7	4.000000%	16,160,000.00	16,160,000.00	0.00	53,866.67	0.00	0.00	53,866.67	16,160,000.00	5.27%	5.25%
G	06604ABE3	4.000000%	12,121,000.00	12,121,000.00	0.00	40,403.33	0.00	0.00	40,403.33	12,121,000.00	3.76%	3.75%
H-RR	06604ABG8	6.587208%	30,300,381.00	30,300,381.00	0.00	159,681.20	0.00	0.00	159,681.20	30,300,381.00	0.00%	0.00%
RR	06604ABL7	6.587208%	23,541,794.26	23,457,793.80	3,858.89	128,574.12	0.00	0.00	132,433.01	23,453,934.91	0.00%	0.00%
RR Interest	N/A	6.587208%	6,285,180.00	6,262,753.58	1,030.24	34,326.67	0.00	0.00	35,356.91	6,261,723.34	0.00%	0.00%
R	06604ABJ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			837,836,355.26	834,846,836.21	137,335.13	3,704,978.69	0.00	0.00	3,842,313.82	834,709,501.08

X-A	06604AAH7	1.398693%	565,606,000.00	562,722,907.83	0.00	655,897.18	0.00	0.00	655,897.18	562,590,461.83
X-B	06604AAK0	0.810139%	163,622,000.00	163,622,000.00	0.00	110,463.81	0.00	0.00	110,463.81	163,622,000.00
X-D	06604AAS3	2.587208%	20,200,000.00	20,200,000.00	0.00	43,551.34	0.00	0.00	43,551.34	20,200,000.00
X-F	06604AAU8	2.587208%	16,160,000.00	16,160,000.00	0.00	34,841.07	0.00	0.00	34,841.07	16,160,000.00
X-G	06604AAW4	2.587208%	12,121,000.00	12,121,000.00	0.00	26,132.96	0.00	0.00	26,132.96	12,121,000.00
Notional SubTotal			777,709,000.00	774,825,907.83	0.00	870,886.36	0.00	0.00	870,886.36	774,693,461.83

Deal Distribution Total					137,335.13	4,575,865.05	0.00	0.00	4,713,200.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06604AAB0	659.08807260	15.66110914	2.43313350	0.00000000	0.00000000	0.00000000	0.00000000	18.09424264	643.42696346
A-2	06604AAD6	1,000.00000000	0.00000000	4.02500000	0.00000000	0.00000000	0.00000000	0.00000000	4.02500000	1,000.00000000
A-3	06604AAF1	1,000.00000000	0.00000000	4.41833333	0.00000000	0.00000000	0.00000000	0.00000000	4.41833333	1,000.00000000
A-S	06604AAM6	1,000.00000000	0.00000000	4.69750003	0.00000000	0.00000000	0.00000000	0.00000000	4.69750003	1,000.00000000
B	06604AAP9	1,000.00000000	0.00000000	5.11666675	0.00000000	0.00000000	0.00000000	0.00000000	5.11666675	1,000.00000000
C	06604AAR5	1,000.00000000	0.00000000	4.78583339	0.00000000	0.00000000	0.00000000	0.00000000	4.78583339	1,000.00000000
D	06604AAY0	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
E	06604ABA1	1,000.00000000	0.00000000	3.33333292	0.00000000	0.00000000	0.00000000	0.00000000	3.33333292	1,000.00000000
F	06604ABC7	1,000.00000000	0.00000000	3.33333354	0.00000000	0.00000000	0.00000000	0.00000000	3.33333354	1,000.00000000
G	06604ABE3	1,000.00000000	0.00000000	3.33333306	0.00000000	0.00000000	0.00000000	0.00000000	3.33333306	1,000.00000000
H-RR	06604ABG8	1,000.00000000	0.00000000	5.26994034	0.21939988	1.56963076	0.00000000	0.00000000	5.26994034	1,000.00000000
RR	06604ABL7	996.43185821	0.16391656	5.46152594	0.00822750	0.05886042	0.00000000	0.00000000	5.62544250	996.26794164
RR Interest	N/A	996.43185716	0.16391575	5.46152537	0.00822729	0.05885750	0.00000000	0.00000000	5.62544112	996.26794141
R	06604ABJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06604AAH7	994.90264925	0.00000000	1.15963618	0.00000000	0.00000000	0.00000000	0.00000000	1.15963618	994.66848271
X-B	06604AAK0	1,000.00000000	0.00000000	0.67511588	0.00000000	0.00000000	0.00000000	0.00000000	0.67511588	1,000.00000000
X-D	06604AAS3	1,000.00000000	0.00000000	2.15600693	0.00000000	0.00000000	0.00000000	0.00000000	2.15600693	1,000.00000000
X-F	06604AAU8	1,000.00000000	0.00000000	2.15600681	0.00000000	0.00000000	0.00000000	0.00000000	2.15600681	1,000.00000000
X-G	06604AAW4	1,000.00000000	0.00000000	2.15600693	0.00000000	0.00000000	0.00000000	0.00000000	2.15600693	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	20,577.01	0.00	20,577.01	0.00	0.00	0.00	20,577.01	0.00
A-2	07/01/26 - 07/30/26	30	0.00	503,125.00	0.00	503,125.00	0.00	0.00	0.00	503,125.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	1,909,378.33	0.00	1,909,378.33	0.00	0.00	0.00	1,909,378.33	0.00
X-A	07/01/26 - 07/30/26	30	0.00	655,897.18	0.00	655,897.18	0.00	0.00	0.00	655,897.18	0.00
X-B	07/01/26 - 07/30/26	30	0.00	110,463.81	0.00	110,463.81	0.00	0.00	0.00	110,463.81	0.00
X-D	07/01/26 - 07/30/26	30	0.00	43,551.34	0.00	43,551.34	0.00	0.00	0.00	43,551.34	0.00
X-F	07/01/26 - 07/30/26	30	0.00	34,841.07	0.00	34,841.07	0.00	0.00	0.00	34,841.07	0.00
X-G	07/01/26 - 07/30/26	30	0.00	26,132.96	0.00	26,132.96	0.00	0.00	0.00	26,132.96	0.00
A-S	07/01/26 - 07/30/26	30	0.00	445,985.35	0.00	445,985.35	0.00	0.00	0.00	445,985.35	0.00
B	07/01/26 - 07/30/26	30	0.00	201,550.62	0.00	201,550.62	0.00	0.00	0.00	201,550.62	0.00
C	07/01/26 - 07/30/26	30	0.00	140,177.06	0.00	140,177.06	0.00	0.00	0.00	140,177.06	0.00
D	07/01/26 - 07/30/26	30	0.00	40,400.00	0.00	40,400.00	0.00	0.00	0.00	40,400.00	0.00
E	07/01/26 - 07/30/26	30	0.00	26,933.33	0.00	26,933.33	0.00	0.00	0.00	26,933.33	0.00
F	07/01/26 - 07/30/26	30	0.00	53,866.67	0.00	53,866.67	0.00	0.00	0.00	53,866.67	0.00
G	07/01/26 - 07/30/26	30	0.00	40,403.33	0.00	40,403.33	0.00	0.00	0.00	40,403.33	0.00
H-RR	07/01/26 - 07/30/26	30	40,689.16	166,329.10	0.00	166,329.10	6,647.90	0.00	0.00	159,681.20	47,560.41
RR	07/01/26 - 07/30/26	30	1,185.48	128,767.81	0.00	128,767.81	193.69	0.00	0.00	128,574.12	1,385.68
RR Interest	07/01/26 - 07/30/26	30	316.48	34,378.39	0.00	34,378.39	51.71	0.00	0.00	34,326.67	369.93
Totals			42,191.12	4,582,758.36	0.00	4,582,758.36	6,893.30	0.00	0.00	4,575,865.05	49,316.02

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	Additional Information
Total Available Distribution Amount (1)	4,713,200.18
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,599,299.68	Master Servicing Fee	6,800.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,087.58
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	359.45
ARD Interest	0.00	Operating Advisor Fee	1,099.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	194.10
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,599,299.68	Total Fees	16,541.31

Principal		Expenses/Reimbursements
Scheduled Principal	137,335.13	Reimbursement for Interest on Advances	1,893.30
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	137,335.13	Total Expenses/Reimbursements	6,893.30

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,575,865.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	137,335.13
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,713,200.18
Total Funds Collected	4,736,634.81	Total Funds Distributed	4,736,634.79

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	834,846,836.30	834,846,836.30	Beginning Certificate Balance	834,846,836.21
(-) Scheduled Principal Collections	137,335.13	137,335.13	(-) Principal Distributions	137,335.13
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	834,709,501.17	834,709,501.17	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	834,846,836.08	834,846,836.08	Ending Certificate Balance	834,709,501.08
Ending Actual Collateral Balance	834,709,500.94	834,709,500.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.09)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.09)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.59%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	11	35,431,026.32	4.24%	37	6.1501	1.683023	1.50 or less	20	399,416,631.07	47.85%	37	6.2252	1.118451
5,000,001 to 15,000,000	20	185,599,291.49	22.24%	37	6.4308	1.576834	1.51 to 2.00	15	215,890,160.42	25.86%	37	6.6115	1.760777
15,000,001 to 20,000,000	4	76,510,000.00	9.17%	37	6.5467	1.629964	2.01 or greater	13	219,402,709.68	26.28%	37	6.5013	2.334337
20,000,001 to 30,000,000	8	210,797,000.00	25.25%	37	6.4711	1.368354	Totals	48	834,709,501.17	100.00%	37	6.3977	1.604177
30,000,001 to 50,000,000	2	79,714,022.00	9.55%	37	6.3463	1.921465
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	3	246,658,161.36	29.55%	38	6.3159	1.704426
Totals	48	834,709,501.17	100.00%	37	6.3977	1.604177
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	11,830,000.00	1.42%	38	6.3030	1.577600	Washington	2	17,650,000.00	2.11%	38	6.4582	1.547249
Arkansas	5	7,707,000.00	0.92%	37	5.9380	1.383817	Wisconsin	1	30,000,000.00	3.59%	38	7.3800	(0.677000)
California	10	104,600,000.00	12.53%	37	6.4703	1.483605	Totals	83	834,709,501.17	100.00%	37	6.3977	1.604177
Colorado	1	17,960,000.00	2.15%	37	6.3950	1.039600
									Property Type³
Florida	4	45,370,000.00	5.44%	37	6.3855	1.955610
Georgia	1	3,297,344.00	0.40%	37	6.1800	2.244600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	38,868,007.44	4.66%	37	6.5394	1.459583		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	3	23,258,197.13	2.79%	37	6.1270	1.258257	Industrial	1	20,633,000.00	2.47%	37	6.1800	2.244600
Iowa	5	19,421,398.46	2.33%	37	6.0848	1.285878	Lodging	4	138,269,292.43	16.56%	38	6.9141	1.584111
Kansas	2	2,060,702.00	0.25%	37	6.1800	2.244600	Mixed Use	1	83,000,000.00	9.94%	38	6.1300	1.433500
Kentucky	2	84,583,241.06	10.13%	38	6.7189	2.406798	Mobile Home Park	27	157,597,500.00	18.88%	37	6.1496	1.470530
Louisiana	1	8,350,000.00	1.00%	38	6.7420	2.003600	Multi-Family	9	81,330,000.00	9.74%	37	6.2831	1.183100
Maryland	3	21,814,131.07	2.61%	38	6.3819	1.213355	Office	9	126,690,435.81	15.18%	37	6.8614	1.824833
Michigan	4	13,349,468.64	1.60%	36	6.3730	1.404658	Other	1	3,663,316.64	0.44%	37	6.5700	1.487000
Nevada	1	29,500,000.00	3.53%	37	6.2400	1.759800	Retail	25	188,845,956.29	22.62%	37	6.1171	1.622282
New Jersey	1	3,100,000.00	0.37%	38	6.3890	1.748000	Self Storage	6	34,680,000.00	4.15%	37	6.3205	1.523985
New Mexico	3	4,323,880.00	0.52%	38	6.0244	1.707850	Totals	83	834,709,501.17	100.00%	37	6.3977	1.604177
New York	5	162,210,526.32	19.43%	37	5.9895	1.473487
North Carolina	3	2,248,735.00	0.27%	37	6.1800	2.244600
North Dakota	1	1,252,785.00	0.15%	37	6.1800	2.244600
Ohio	1	3,413,496.28	0.41%	37	6.0800	1.237500
Pennsylvania	7	49,426,864.35	5.92%	37	5.9930	1.439581
South Carolina	3	7,500,000.00	0.90%	36	7.0000	1.498800
Tennessee	1	20,633,000.00	2.47%	37	6.1800	2.244600
Texas	10	100,980,724.42	12.10%	37	6.7949	1.744846

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.5000% or less	5	50,210,526.32	6.02%	36	5.1810	1.464214	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% to 6.0000%	5	71,657,000.00	8.58%	37	5.9258	1.350015	13 months or greater	48	834,709,501.17	100.00%	37	6.3977	1.604177
	6.0001% to 6.5000%	16	366,460,153.07	43.90%	37	6.1933	1.531143	Totals	48	834,709,501.17	100.00%	37	6.3977	1.604177
	6.5001% to 7.0000%	15	241,823,069.33	28.97%	37	6.6907	1.973779
	7.0001% or greater	7	104,558,752.45	12.53%	38	7.3439	1.246733
	Totals	48	834,709,501.17	100.00%	37	6.3977	1.604177
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	48	834,709,501.17	100.00%	37	6.3977	1.604177	Interest Only	43	712,757,048.32	85.39%	37	6.3394	1.513963
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or less	5	121,952,452.85	14.61%	37	6.7382	2.131439
	Totals	48	834,709,501.17	100.00%	37	6.3977	1.604177	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	834,709,501.17	100.00%	37	6.3977	1.604177
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		6	50,012,730.31	5.99%	36	6.0569	1.929883			No outstanding loans in this group
	12 months or less	42	784,696,770.86	94.01%	37	6.4194	1.583418
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	834,709,501.17	100.00%	37	6.3977	1.604177
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	328840001	MU	Bronx	NY	Actual/360	6.130%	438,124.72	0.00	0.00	N/A	10/01/29	--	83,000,000.00	83,000,000.00	08/01/26
2	310966167	LO	Louisville	KY	Actual/360	6.750%	469,430.22	104,026.35	0.00	N/A	10/11/29	--	80,762,187.71	80,658,161.36	08/11/26
3	328840003	MH	Various	Various	Actual/360	6.080%	434,551.11	0.00	0.00	N/A	09/01/29	--	83,000,000.00	83,000,000.00	08/01/26
4	310967517	Various Culver City		CA	Actual/360	6.570%	192,355.00	0.00	0.00	N/A	09/06/29	--	34,000,000.00	34,000,000.00	08/06/26
4A	310968974				Actual/360	6.570%	113,150.00	0.00	0.00	N/A	09/06/29	--	20,000,000.00	20,000,000.00	08/06/26
5	328840005	RT	Bronx	NY	Actual/360	5.181%	133,842.50	0.00	0.00	N/A	08/06/29	--	30,000,000.00	30,000,000.00	08/06/26
5A	328840105				Actual/360	5.181%	44,614.17	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	08/06/26
5B	328840205				Actual/360	5.181%	20,076.38	0.00	0.00	N/A	08/06/29	--	4,500,000.00	4,500,000.00	08/06/26
5C	328840305				Actual/360	5.181%	14,323.50	0.00	0.00	N/A	08/06/29	--	3,210,526.32	3,210,526.32	08/06/26
5D	328840405				Actual/360	5.181%	11,153.54	0.00	0.00	N/A	08/06/29	--	2,500,000.00	2,500,000.00	08/06/26
6	310968600	Various Various		Various	Actual/360	6.180%	243,274.79	0.00	0.00	N/A	09/11/29	--	45,714,022.00	45,714,022.00	08/11/26
7	328840007	LO	Milwaukee	WI	Actual/360	7.380%	190,650.00	0.00	0.00	N/A	10/01/29	--	30,000,000.00	30,000,000.00	08/01/26
8	310968517	RT	Las Vegas	NV	Actual/360	6.240%	158,513.33	0.00	0.00	N/A	09/11/29	--	29,500,000.00	29,500,000.00	08/11/26
9	241012902	MH	Various	Various	Actual/360	5.980%	132,582.75	0.00	0.00	N/A	10/01/29	--	25,747,000.00	25,747,000.00	08/01/26
10	328840010	OF	Dallas	TX	Actual/360	7.430%	159,951.39	0.00	0.00	N/A	10/01/29	--	25,000,000.00	25,000,000.00	08/01/26
11	328840011	MH	Sebastian	FL	Actual/360	6.636%	142,858.33	0.00	0.00	N/A	09/01/29	--	25,000,000.00	25,000,000.00	07/01/26
12	600967609	OF	Los Angeles	CA	Actual/360	6.490%	133,847.24	0.00	0.00	N/A	09/11/29	--	23,950,000.00	23,950,000.00	08/11/26
13	241013052	RT	Waco	TX	Actual/360	6.580%	122,388.00	0.00	0.00	N/A	10/01/29	--	21,600,000.00	21,600,000.00	08/01/26
14	328840014	OF	Brooklyn	NY	Actual/360	7.250%	124,861.11	0.00	0.00	N/A	10/01/29	--	20,000,000.00	20,000,000.00	08/01/26
15	328840015	RT	Friendswood	TX	Actual/360	6.816%	57,577.72	7,721.41	0.00	N/A	08/01/29	--	9,809,925.39	9,802,203.98	08/01/26
15A	328840115				Actual/360	6.816%	57,577.72	7,721.41	0.00	N/A	08/01/29	--	9,809,925.40	9,802,203.99	08/01/26
16	328840016	MF	Philadelphia	PA	Actual/360	5.910%	94,404.04	0.00	0.00	N/A	08/05/29	--	18,550,000.00	18,550,000.00	08/05/26
17	241013070	MF	Greeley	CO	Actual/360	6.395%	98,902.23	0.00	0.00	N/A	09/01/29	--	17,960,000.00	17,960,000.00	09/01/25
18	310967193	LO	Rockville	MD	Actual/360	6.390%	78,677.64	12,394.43	0.00	N/A	10/11/29	--	14,298,525.50	14,286,131.07	08/11/26
19	241013272	LO	Warrenville	IL	Actual/360	7.420%	85,139.35	0.00	0.00	N/A	10/01/29	--	13,325,000.00	13,325,000.00	08/01/26
20	300802485	MF	Los Angeles	CA	Actual/360	6.185%	67,639.85	0.00	0.00	N/A	10/01/29	--	12,700,000.00	12,700,000.00	08/01/26
21	300802482	RT	Sierra Vista	AZ	Actual/360	6.303%	64,208.31	0.00	0.00	N/A	10/01/29	--	11,830,000.00	11,830,000.00	08/01/26
22	300802486	SS	Federal Way	WA	Actual/360	5.953%	59,720.17	0.00	0.00	N/A	10/01/29	--	11,650,000.00	11,650,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	328840023	MF	Waxahachie	TX	Actual/360	6.262%	58,883.67	0.00	0.00	N/A	09/01/29	--	10,920,000.00	10,920,000.00	08/01/26
24	300802484	MF	Los Angeles	CA	Actual/360	6.185%	56,987.90	0.00	0.00	N/A	10/01/29	--	10,700,000.00	10,700,000.00	08/01/26
25	328840025	MH	Homosassa	FL	Actual/360	5.800%	43,701.39	0.00	0.00	N/A	09/01/29	--	8,750,000.00	8,750,000.00	08/01/26
26	300802490	RT	Baton Rouge	LA	Actual/360	6.742%	48,476.85	0.00	0.00	N/A	10/01/29	--	8,350,000.00	8,350,000.00	08/01/26
27	310968262	OF	The Woodlands	TX	Actual/360	7.075%	45,139.67	5,471.53	0.00	N/A	07/11/29	--	7,409,223.98	7,403,752.45	08/11/26
28	410967845	MF	Various	SC	Actual/360	7.000%	45,208.33	0.00	0.00	N/A	08/11/29	--	7,500,000.00	7,500,000.00	08/11/26
29	241013566	RT	Cape Coral	FL	Actual/360	6.110%	38,513.37	0.00	0.00	N/A	10/01/29	--	7,320,000.00	7,320,000.00	08/01/26
30	241012903	MH	Various	Various	Actual/360	5.880%	35,240.80	0.00	0.00	N/A	09/01/29	--	6,960,000.00	6,960,000.00	08/01/26
31	410967254	SS	Sterling Heights	MI	Actual/360	6.640%	38,880.89	0.00	0.00	N/A	08/11/29	--	6,800,000.00	6,800,000.00	08/11/26
32	300802477	RT	Graham	WA	Actual/360	7.439%	38,434.83	0.00	0.00	N/A	09/01/29	--	6,000,000.00	6,000,000.00	08/01/26
33	241012544	SS	Garden City	NY	Actual/360	6.120%	31,620.00	0.00	0.00	N/A	10/01/29	--	6,000,000.00	6,000,000.00	08/01/26
34	241012643	RT	Houston	TX	Actual/360	6.700%	31,731.94	0.00	0.00	N/A	09/01/29	--	5,500,000.00	5,500,000.00	08/01/26
35	300802475	SS	Vero Beach	FL	Actual/360	6.589%	24,397.60	0.00	0.00	N/A	09/01/29	--	4,300,000.00	4,300,000.00	08/01/26
36	300802469	RT	Oak Point	TX	Actual/360	6.012%	19,931.45	0.00	0.00	N/A	08/01/29	--	3,850,000.00	3,850,000.00	08/01/26
37	328840037	MH	Watsonville	CA	Actual/360	6.723%	18,815.06	0.00	0.00	N/A	08/01/29	--	3,250,000.00	3,250,000.00	08/01/26
38	300802483	SS	West Amwell	NJ	Actual/360	6.389%	17,055.08	0.00	0.00	N/A	10/01/29	--	3,100,000.00	3,100,000.00	08/01/26
39	300802473	MF	Sidney	NY	Actual/360	6.970%	18,005.83	0.00	0.00	N/A	08/01/29	--	3,000,000.00	3,000,000.00	08/01/26
40	300802468	SS	Salisbury	MD	Actual/360	7.008%	17,078.11	0.00	0.00	N/A	08/01/29	--	2,830,000.00	2,830,000.00	08/01/26
41	241014051	MH	Rogers	AR	Actual/360	6.050%	13,701.57	0.00	0.00	N/A	10/01/29	--	2,630,000.00	2,630,000.00	08/01/26
42	241013042	MH	Howe	IN	Actual/360	6.730%	13,100.23	0.00	0.00	N/A	09/01/29	--	2,260,500.00	2,260,500.00	08/01/26
Totals							4,599,299.68	137,335.13	0.00				834,846,836.30	834,709,501.17
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,210,731.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,817,380.14	21,201,668.79	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,306,841.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,225,796.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	26,307,524.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,039,866.02	1,620,024.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,161,274.00	(264,897.55)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,476,036.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,304,371.99	606,438.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	10,577,762.00	2,915,756.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,203,868.47	954,487.79	01/01/26	03/31/26	--	0.00	0.00	141,728.12	141,728.12	0.00	0.00
12	0.00	2,493,937.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,592,182.01	652,348.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,917,725.00	966,488.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	29,207,513.00	7,200,563.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	7,886,579.00	7,483,309.41	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,250,159.00	311,492.00	01/01/26	03/31/26	02/11/26	0.00	0.00	98,615.34	1,064,758.60	123,655.72	0.00
18	2,767,476.56	2,633,282.67	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,120,843.31	2,096,747.39	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	716,618.51	214,284.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,371,887.05	676,624.63	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	944,648.77	454,592.48	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	996,092.00	230,052.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	681,926.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	627,878.89	353,999.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,276,146.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	17,983,350.34	4,847,714.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	833,784.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	960,793.08	259,246.31	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	583,414.56	130,379.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	677,575.20	328,667.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	831,188.66	250,728.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	962,131.19	231,472.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	693,736.39	414,270.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	365,474.32	72,707.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	331,224.62	199,482.21	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	263,145.04	62,569.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	324,794.92	87,255.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	410,530.59	234,133.97	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	271,544.25	65,012.37	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	210,995.59	66,834.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	193,205.37	55,792.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	203,886,016.96	60,107,465.73				0.00	0.00	240,343.46	1,206,486.72	123,655.72	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	17,960,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.397671%	6.369282%	37
07/17/26	0	0.00	0	0.00	1	17,960,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.397727%	6.369340%	38
06/17/26	0	0.00	0	0.00	1	17,960,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.397792%	6.369406%	39
05/15/26	0	0.00	0	0.00	1	17,960,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.397847%	6.369463%	40
04/17/26	0	0.00	0	0.00	1	17,960,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.397912%	6.369529%	41
03/17/26	0	0.00	0	0.00	1	17,960,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.397966%	6.369584%	42
02/18/26	0	0.00	0	0.00	1	17,960,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.398048%	6.369669%	43
01/16/26	0	0.00	0	0.00	1	17,960,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.398102%	6.369724%	44
12/17/25	0	0.00	1	17,960,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.398155%	6.369779%	45
11/18/25	1	17,960,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.398218%	6.369843%	46
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.398270%	6.375266%	47
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.398332%	6.375328%	48
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	328840011	07/01/26	0	B	141,728.12	141,728.12	0.00	25,000,000.00
17	241013070	09/01/25	10	6	98,615.34	1,064,758.60	138,500.02	17,960,000.00	11/13/25	2
Totals					240,343.46	1,206,486.72	138,500.02	42,960,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		122,998,687	122,998,687		0	0
37 - 48 Months		711,710,814	693,750,814	17,960,000		0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	834,709,501	816,749,501	0	0	17,960,000	0
Jul-26	834,846,836	816,886,836	0	0	17,960,000	0
Jun-26	835,006,129	817,046,129	0	0	17,960,000	0
May-26	835,141,753	817,181,753	0	0	17,960,000	0
Apr-26	835,299,398	817,339,398	0	0	17,960,000	0
Mar-26	835,433,330	817,473,330	0	0	17,960,000	0
Feb-26	835,635,089	817,675,089	0	0	17,960,000	0
Jan-26	835,767,085	817,807,085	0	0	17,960,000	0
Dec-25	835,898,319	817,938,319	0	17,960,000	0	0
Nov-25	836,051,740	818,091,740	17,960,000	0	0	0
Oct-25	836,181,332	836,181,332	0	0	0	0
Sep-25	836,333,173	836,333,173	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17	241013070	17,960,000.00	17,960,000.00	21,900,000.00	01/20/26	302,679.32	1.03960	03/31/26	09/01/29	I/O
Totals		17,960,000.00	17,960,000.00	21,900,000.00		302,679.32

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	241013070	MF	CO	11/13/25	2

The foreclosure process is continuing and the receiver remains in place Counsel recently prepared the Notice of Election and Demand ("NED") and ordered the foreclosure guaranty. It is anticipated the filing of the NED will take place by

08/19/202 6.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	739.25	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,154.05	0.00	0.00	0.00
Total	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	1,893.30	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		6,893.30

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Supplemental Notes
None

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